UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2006


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
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Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
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Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                     Principal                        617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
10/13/2006


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         66
                                       ------------------------


Form 13F Information Table Value Total:   $ 54,749,534
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                               SEPTEMBER 30, 2006

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ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                  Com                  002824100    437     8995       8995     0       0         8995        0        0
Aberdeen Asia Pac Incom Fd   Com                  003009107    482    79865      79865     0       0        79865        0        0
ADE Corp MA                  Com                  00089C107    564    17623      17623     0       0        17623        0        0
Alliance World Dollar Gov    Com                  01879R106    402    30800      30800     0       0        30800        0        0
Allied Capital Corp          Com                  01903Q108   1453    48100      48100     0       0        48100        0        0
AllState Corp                Com                  020002101    339     5400       5400     0       0         5400        0        0
American Shared Hospital     Com                  029595105     68    10400      10400     0       0        10400        0        0
Aust & NZ BnkGrp             Sponsored ADR        052528304    550     5500       5500     0       0         5500        0        0
Barrick Gold Cp              Com                  067901108   1228    39974      39974     0       0        39974        0        0
BHP Ltd                      Sponsored ADR        088606108    708    18691      18691     0       0        18691        0        0
BP Plc                       Sponsored ADR        055622104    322     4910       4910     0       0         4910        0        0
Bristol Myers Squibb         Com                  110122108   1201    48200      48200     0       0        48200        0        0
Brookfield Asset Mgt         CL A LTD VT SH       112585104   2438    54975      54975     0       0        54975        0        0
Burlington North Santa Fe    Com                  12189T104    312     4242       4242     0       0         4242        0        0
Cisco Systems                Com                  17275R102   1553    67600      67600     0       0        67600        0        0
Coeur d'Alene Mines Corp     Com                  192108108    161    34237      34237     0       0        34237        0        0
Corporate High Yld FD V      Com                  219931102    464    35411      35411     0       0        35411        0        0
Du Pont de Numours           Com                  263524109    344     8041       8041     0       0         8041        0        0
Duke Realty Invest           Com                  624411505    504    13500      13500     0       0        13500        0        0
DWS Global High Inc          Com                  23338W104    234    28100      28100     0       0        28100        0        0
DWS High Income Tr           Com                  23337C109    248    38700      38700     0       0        38700        0        0
Eaton Vance Senior           Sh Ben Int           27826S103     97    11848      11848     0       0        11848        0        0
Enerplus Resources Fund      Unit Tr G New        29274D604   3400    67600      67600     0       0        67600        0        0
Eaton Vance MA Mu Ic         Sh Ben Int           27886E104    187    12499      12499     0       0        12499        0        0
Exxon Mobil Corp             Com                  30231G102    892    13300      13300     0       0        13300        0        0
Federated Department Stores  Com                  31410H101    748    17303      17303     0       0        17303        0        0
Ford Motor Co                Com                  345370100    174    21489      21489     0       0        21489        0        0
General Electric             Com                  369604103    639    18108      18108     0       0        18108        0        0
GlaxoSmithkline              Sponsored ADR        37733W105    325     6110       6110     0       0         6110        0        0
Grupo Televisa SA DE CV      Sp ADR REP ORD       40049J206    208     9800       9800     0       0         9800        0        0
H&Q Life Sciences Fd         Sh Ben Int           404053100    140    10543      10543     0       0        10543        0        0
Hewlett Packard              Com                  428236102    301     8200       8200     0       0         8200        0        0
Input/Output                 Com                  457652105    223    22500      22500     0       0        22500        0        0
iShares MSCI Japan Index Fd  Com                  464286848   1079    79700      79700     0       0        79700        0        0
J.P. Morgan                  Com                  46625H100    423     9000       9000     0       0         9000        0        0
Latin Amer Equity Fund       Com                  51827Q106   1913    51000      51000     0       0        51000        0        0
Lexicon Genetics Inc Com     Com                  528872104    541   143600     143600     0       0       143600        0        0
Ericsson LM TelCo.           ADR Cl B Sek10       294821608   1792    56910      56910     0       0        56910        0        0
LSI Logic Corporation        Com                  502161102   1174   142800     142800     0       0       142800        0        0
MA Health & Educ TE          Sh Ben Int           575672100    268    20000      20000     0       0        20000        0        0
Meditronic                   Com                  585055106    245     5279       5279     0       0         5279        0        0
Merck & Co Inc               Com                  589331107    274     6533       6533     0       0         6533        0        0
MS/DW Incm                   Com                  61745P874    754    46900      46900     0       0        46900        0        0
Network Engines, Inc.        Com                  64121A107    858   405089     405089     0       0       405089        0        0
New Amer High Income Fd      Com                  641876107    156    70708      70708     0       0        70708        0        0
Newmont Mining               Com                  651639106   1512    35361      35361     0       0        35361        0        0
Nordic American Tanker Shipp Com                  G65773106   1726    49600      49600     0       0        49600        0        0
Nuveen Calif Mun Value Fd    Com                  67062C107    109    10802      10802     0       0        10802        0        0
Nuveen Mass Prem Inc         Com                  67061E108    250    17000      17000     0       0        17000        0        0
Occidental Petro Crp         Com                  674599105   3208    66675      66675     0       0        66675        0        0
Pfizer Inc                   Com                  717081103    628    22155      22155     0       0        22155        0        0
Pioneer High income Trust    Com                  72369A106    772    43428      43428     0       0        43428        0        0
Procter & Gamble Co          Com                  742718109    223     3600       3600     0       0         3600        0        0
Putnam Mgmt Muni Tr          Com                  746823103    206    27600      27600     0       0        27600        0        0
RF Microdevices Inc.         Com                  749941100    901   118900     118900     0       0       118900        0        0
Senior High Income Portfolio Com                  81721E107    699   110500     110500     0       0       110500        0        0
StreetTracks Gold Shares     GOLD SHS             863307104    791    13300      13300     0       0        13300        0        0
Telcom NewZealand            Sponsored ADR        879278208    227    10100      10100     0       0        10100        0        0
Telefo de Mex'L              Sp ADR REP ORD       879403780    465    18164      18164     0       0        18164        0        0
Tellabs, Inc.                Com                  879664100    677    61800      61800     0       0        61800        0        0
Thermo Electron Corp         Com                  883556102   1534    39000      39000     0       0        39000        0        0
Toreador Resources Cp        Com                  891050106   7896   428650     428650     0       0       428650        0        0
TXU Corporation              Com                  873168108    663    10600      10600     0       0        10600        0        0
Ulticom, Inc.                Com                  903844108    141    13500      13500     0       0        13500        0        0
Verizon Comm                 Com                  92343V104    617    16615      16615     0       0        16615        0        0
Xcel Energy                  Com                  98389B100    683    33075      33075     0       0        33075        0        0
